SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 6,929,579	$ 5,962,064
Accrued cost and expense	847,105	838,747
Provision from for credit loss	721,436	922,030
Provision for warranty liability	272,073	491,898
Lease expense	1,020,565	808,349
Impairment of Property, plant and equipment	1,557,410
Others	644	5,626
Less: valuation allowance	(11,348,812)	(9,028,714)
Deferred tax assets, net of valuation allowance